Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Magellan Fund
Entity Central Index Key	0000061397
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Magellan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® K6 Fund
Class Name	Fidelity® Magellan® K6 Fund
Trading Symbol	FMKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® K6 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® K6 Fund	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 353,105,897
Holdings Count | shares	52
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$353,105,897
Number of Holdings	52
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.3 Industrials 19.8 Financials 15.4 Consumer Discretionary 13.5 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.7 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.9 Taiwan 1.7 Brazil 1.2 Canada 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Taiwan - 1.7 Brazil - 1.2 Canada - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.9 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.2 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9
Fidelity Magellan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund
Trading Symbol	FMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® Fund	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 38,579,101,205
Holdings Count | shares	52
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$38,579,101,205
Number of Holdings	52
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Industrials 19.7 Financials 15.4 Consumer Discretionary 13.4 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.0 Taiwan 1.7 Brazil 1.2 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 1.7 Brazil - 1.2 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.0 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.1 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9
Fidelity Magellan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund Class K
Trading Symbol	FMGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.66%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.66%
Net Assets	$ 38,579,101,205
Holdings Count | shares	52
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$38,579,101,205
Number of Holdings	52
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Industrials 19.7 Financials 15.4 Consumer Discretionary 13.4 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.0 Taiwan 1.7 Brazil 1.2 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 1.7 Brazil - 1.2 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.0 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.1 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9
Fidelity Advisor Magellan Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class A
Trading Symbol	FMAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.02%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.02%
Net Assets	$ 38,579,101,205
Holdings Count | shares	52
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$38,579,101,205
Number of Holdings	52
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Industrials 19.7 Financials 15.4 Consumer Discretionary 13.4 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.0 Taiwan 1.7 Brazil 1.2 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 1.7 Brazil - 1.2 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.0 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.1 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9
Fidelity Advisor Magellan Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class M
Trading Symbol	FMAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.27%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.27%
Net Assets	$ 38,579,101,205
Holdings Count | shares	52
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$38,579,101,205
Number of Holdings	52
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Industrials 19.7 Financials 15.4 Consumer Discretionary 13.4 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.0 Taiwan 1.7 Brazil 1.2 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 1.7 Brazil - 1.2 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.0 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.1 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9
Fidelity Advisor Magellan Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class C
Trading Symbol	FMANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.77%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.77%
Net Assets	$ 38,579,101,205
Holdings Count | shares	52
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$38,579,101,205
Number of Holdings	52
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Industrials 19.7 Financials 15.4 Consumer Discretionary 13.4 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.0 Taiwan 1.7 Brazil 1.2 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 1.7 Brazil - 1.2 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.0 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.1 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9
Fidelity Advisor Magellan Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class I
Trading Symbol	FMAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.77%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%
Net Assets	$ 38,579,101,205
Holdings Count | shares	52
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$38,579,101,205
Number of Holdings	52
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Industrials 19.7 Financials 15.4 Consumer Discretionary 13.4 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.0 Taiwan 1.7 Brazil 1.2 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 1.7 Brazil - 1.2 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.0 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.1 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9
Fidelity Advisor Magellan Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class Z
Trading Symbol	FMASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.66%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.66%
Net Assets	$ 38,579,101,205
Holdings Count | shares	52
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$38,579,101,205
Number of Holdings	52
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Industrials 19.7 Financials 15.4 Consumer Discretionary 13.4 Communication Services 6.8 Materials 2.9 Health Care 2.6 Consumer Staples 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.0 Taiwan 1.7 Brazil 1.2 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 1.7 Brazil - 1.2 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.0 Microsoft Corp 8.8 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Visa Inc Class A 2.2 Netflix Inc 2.2 GE Aerospace 2.1 Mastercard Inc Class A 2.0 Amphenol Corp Class A 2.0 43.9